Equity Incentive Plans	12 Months Ended
Dec. 31, 2025
Northfield Bancorp, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity Incentive Plans
(13)	Equity Incentive Plans
In 2019, the Northfield Bancorp, Inc. 2019 Equity Incentive Plan (the “2019 EIP”) was approved by stockholders of the Company. Under the 2019 EIP, the maximum number of shares of stock that may be delivered to participants in the form of stock options and stock appreciation rights (“SARs”) is 6,000,000. To the extent an equity award is issued in the form of a restricted stock grant, or restricted stock unit, the number of stock options/SARs that can be granted is reduced by 4.5. The maximum number of shares of stock that may be delivered to participants in the form of restricted stock awards and restricted stock units is 1,333,333 shares. As of December 31, 2025, a total of 1,205,988 stock options, SARs and restricted stock awards or restricted stock units remained available for issuance under the 2019 EIP, of which the maximum number of restricted stock awards and restricted stock units available for issuance was 267,997.
Previously, the Company maintained the Northfield Bancorp, Inc. 2014 Equity Incentive Plan (the “2014 EIP”), which allowed the Company to grant common stock or options to purchase common stock at specific prices to directors and employees of the Company. The 2014 EIP provided for the issuance or delivery of up to 4,978,249 shares (1,422,357 restricted shares and 3,555,892 stock options) of Northfield Bancorp, Inc. common stock subject to certain plan limitations. Upon approval of the 2019 EIP, the 2014 EIP was frozen and equity awards that would otherwise have been available for issuance were no longer available for grant, however, options previously granted under the 2014 EIP still remain outstanding and exercisable.
There were no stock options granted in 2025, 2024 or 2023.
During the years ended December 31, 2025, 2024, and 2023, the Company recorded $3.0 million, $2.3 million, and $2.4 million of stock-based compensation, respectively.
The following table is a summary of the Company’s stock options as of December 31, 2025, and changes therein during the year then ended:

	Number of Stock Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Weighted Average Contractual Life (years)
Outstanding- December 31, 2023	1,544,306	$4.03	$14.05	1.01
Forfeited or cancelled	(843,203)	3.97	13.18	—
Exercised	—	—	—	—

Outstanding- December 31, 2024	701,103	4.11	15.09	0.63
Forfeited or cancelled	(621,103)	4.07	14.76	—

Outstanding and Exercisable - December 31, 2025	80,000	4.44	17.67	1.36

There was no remaining future stock option expense related to the options outstanding as of December 31, 2025, as all are vested.
During 2025, the Company granted to directors and employees, under the 2019 Equity Incentive Plan, 238,186 restricted stock awards with a total grant date fair value of $2.8 million. Of these grants, 41,679 vest one year from the date of grant, 6,183 vest in equal installments over a two-year
period beginning one year from the date of grant, and 190,324 vest in equal installments over a three-year period beginning one year from the date of grant. The Company also issued 59,735 performance-based restricted stock units to its executive officers with a total grant date fair value of $697,000. Vesting of the performance-based restricted stock units will be based on achievement of certain levels of Core Return on Average Assets and will cliff vest after a three-year measurement period ending on January 24, 2028. At the end of the performance period, the number of actual shares to be awarded may vary between 0% and 225% of target amounts.

During 2024, the Company granted to directors and employees, under the 2019 Equity Incentive Plan 196,554 restricted stock awards with a total grant-date fair value of $2.6 million. Of these grants, 40,708 vest one year from the date of grant and 155,846 vest in equal installments over a three-year period beginning one year from the date of grant. The Company also issued 43,672 performance-based restricted stock units to its executive officers with a total grant date fair value of $581,000. Vesting of the performance-based restricted stock units will be based on achievement of certain levels of Core Return on Average Assets and will cliff-vest after a three-year measurement period ending January 26, 2027. At the end of the performance period, the number of actual shares to be awarded may vary between 0% and 225% of target amounts.
During 2023, the Company granted to directors and employees, under the 2019 Equity Incentive Plan, 157,525 restricted stock awards with a total grant-date fair value of $2.3 million. A further 2,357 restricted stock awards with a total grant date fair value of $25,000 were granted to an employee in August 2023. Of these grants, 36,170 vest one year from the date of grant and 123,712 vest in equal installments over a three-year period beginning one year from the date of grant. The Company also issued 34,724 performance-based restricted stock units to its executive officers with a total grant date fair value of $499,000. Vesting of the performance-based restricted stock units will be based on achievement of certain levels of Core Return on Average Assets and will cliff-vest after a three-year measurement period ended January 27, 2026. At the end of the performance period, the number of actual shares to be awarded may vary between 0% and 120% of target amounts.
The following is a summary of the status of the Company’s restricted shares as of December 31, 2025, and changes therein during the year then ended (dollars in thousands):

	Restricted Stock Awards	Weighted Average Grant Date Fair Value	Performance Stock Awards	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2023	286,803	$14.40	$74,923	$14.09
Granted	198,911	13.20	43,672	13.31
Vested	(134,484)	14.49	(14,794)	12.36
Forfeited	(13,456)	13.71	(10,193)	12.36

Non-vested at December 31, 2024	337,774	13.71	93,608	14.19
Granted	238,186	11.66	59,735	11.66
Vested	(184,309)	13.90	—	—
Forfeited	(18,493)	12.54	(20,631)	15.78

Non-vested at December 31, 2025	373,158	$12.36	132,712	$12.80

Expected future stock award expense related to the
non-vested
restricted awards as of December 31, 2025, is $2.2 million over an average period of 1.3 years. Expected future stock award expense related to the non-vested
performance share awards as of December 31, 2025, was $686,000 over a weighted average period of 1.3 years.
Upon the exercise of stock options, management expects to utilize treasury stock as the source of issuance for these shares.